PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 96.7%
Australia 5.6%
APA Group	166,621	$1,366,185
Transurban Group	244,377	2,497,945
		3,864,130
Canada 6.0%
Canadian National Railway Co.	13,172	1,668,629
Canadian Pacific Railway Ltd.	13,167	1,038,204
Enbridge, Inc.	15,675	703,970
TC Energy Corp.	12,818	683,367
		4,094,170
China 1.2%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	498,700	801,192
France 4.1%
Eiffage SA	15,655	1,469,051
Vinci SA	14,428	1,383,050
		2,852,101
Germany 1.1%
RWE AG	18,225	749,740
India 1.2%
Power Grid Corp. of India Ltd.	296,844	803,872
Italy 4.7%
Atlantia SpA	42,773	988,512
Enav SpA, 144A*	199,263	871,196
Terna - Rete Elettrica Nazionale	179,111	1,371,240
		3,230,948
Japan 0.5%
West Japan Railway Co.	9,418	345,930
Mexico 2.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	104,376	1,412,894
New Zealand 1.4%
Auckland International Airport Ltd.*	201,575	946,535

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 8.5%
Aena SME SA, 144A*	10,862	$1,373,932
Cellnex Telecom SA, 144A	23,827	1,065,761
Ferrovial SA	87,845	2,352,325
Sacyr SA	449,530	1,028,061
		5,820,079
United Kingdom 6.3%
Drax Group PLC	73,111	701,333
National Grid PLC	208,995	2,877,779
SSE PLC	33,435	722,143
		4,301,255
United States 54.1%
AES Corp. (The)	15,285	339,633
American Tower Corp., REIT	11,397	3,086,649
CenterPoint Energy, Inc.	99,465	3,152,046
Cheniere Energy, Inc.	18,184	2,719,963
CMS Energy Corp.	28,000	1,924,440
Constellation Energy Corp.	10,545	697,024
Dominion Energy, Inc.	28,369	2,325,691
DT Midstream, Inc.	12,578	692,167
Duke Energy Corp.	9,626	1,058,186
Exelon Corp.	51,199	2,380,242
NextEra Energy Partners LP	12,060	997,844
NextEra Energy, Inc.	49,576	4,188,676
NiSource, Inc.	23,048	700,659
SBA Communications Corp., REIT	7,122	2,391,496
Sempra Energy	14,936	2,476,389
Targa Resources Corp.	29,328	2,026,858
Union Pacific Corp.	3,410	775,093
Waste Connections, Inc.	8,633	1,151,383
Williams Cos., Inc. (The)	58,474	1,993,379
Xcel Energy, Inc.	28,548	2,089,143
		37,166,961

Total Common Stocks (cost $58,005,455)		66,389,807

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 1.0%
United States
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23 (cost $657,063)	13,402	$708,698

Total Long-Term Investments (cost $58,662,518)		67,098,505
Short-Term Investment 5.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $3,703,441)	3,703,441	3,703,441

TOTAL INVESTMENTS 103.1% (cost $62,365,959)		70,801,946
Liabilities in excess of other assets (3.1)%		(2,126,616)

Net Assets 100.0%		$68,675,330

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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